Shareholder Report, Line Graph (Details) - USD ($)			1 Months Ended		2 Months Ended		3 Months Ended		4 Months Ended		5 Months Ended		6 Months Ended		7 Months Ended		8 Months Ended		9 Months Ended		10 Months Ended	11 Months Ended	12 Months Ended
	Dec. 02, 2025	Sep. 15, 2025	Dec. 31, 2025	Sep. 30, 2025	Jan. 31, 2026	Oct. 31, 2025	Feb. 28, 2026	Nov. 30, 2025	Mar. 31, 2026	Dec. 31, 2025	Apr. 30, 2026	Jan. 31, 2026	May 31, 2026	Feb. 28, 2026	Jun. 30, 2026	Mar. 31, 2026	Jul. 31, 2026	Apr. 30, 2026	Aug. 31, 2026	May 31, 2026	Jun. 30, 2026	Jul. 31, 2026	Aug. 31, 2026
Dana Unconstrained Equity ETF
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,126		$ 10,355		$ 9,960		$ 9,811		$ 9,268		$ 8,527		$ 8,086		$ 8,774		$ 10,364	$ 10,080	$ 10,606	$ 11,449
Dana Concentrated Dividend ETF
Account Value [Line Items]
Accumulated Value		10,000		10,021		9,707		10,063		10,232		10,625		10,371		9,744		10,443		10,404	10,427	10,941	11,316
Dana Limited Volatility ETF
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,128		$ 10,170		$ 10,169		$ 10,152		$ 10,174		$ 10,198		$ 10,201		$ 10,203		$ 10,215
S&P 500® Total Return Index
Account Value [Line Items]
Accumulated Value		$ 10,000		$ 10,114		$ 10,350		$ 10,376		$ 10,382		$ 10,533		$ 10,453		$ 9,932		$ 10,974		$ 11,552	$ 11,442	$ 11,435	$ 11,746
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 10,013		$ 10,024		$ 10,188		$ 10,009		$ 10,020		$ 10,051		$ 10,075		$ 9,944		$ 9,983